Summary of Significant Accounting Policies - Summary of Warrants Granted Valuation using Black-Scholes Pricing Method (Details) - Warrant [Member] - Valuation Technique, Option Pricing Model [Member]	12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020
Expected Life in Years [Member] | Minimum [Member]
Measurement input, term	2 years	2 years
Expected Life in Years [Member] | Maximum [Member]
Measurement input, term	10 years	5 years
Stock Price Volatility [Member] | Minimum [Member]
Measurement input, rate	148	121
Stock Price Volatility [Member] | Maximum [Member]
Measurement input, rate	280	144
Risk Free Interest Rate [Member] | Minimum [Member]
Measurement input, rate	0.12	0.36
Risk Free Interest Rate [Member] | Maximum [Member]
Measurement input, rate	1.64	2.43
Expected Dividends [Member]
Measurement input, rate	0	0